AB Cap Fund, Inc.

AB All China Equity Portfolio

Portfolio of Investments

August 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS – 95.2%
Financials – 20.3%
Banks – 9.1%
China Construction Bank Corp. - Class H	4,528,000	$3,364,823
Industrial Bank Co., Ltd. - Class A	599,300	1,436,980
Ping An Bank Co., Ltd. - Class A	659,973	1,305,249
Shanghai Pudong Development Bank Co., Ltd.	731,300	1,152,328

		7,259,380

Capital Markets – 2.9%
CITIC Securities Co., Ltd. - Class A	499,310	1,556,781
Haitong Securities Co., Ltd. - Class H	834,400	792,161

		2,348,942

Insurance – 8.3%
Ping An Insurance Group Co. of China Ltd. - Class A	541,393	6,610,663

		16,218,985

Consumer Discretionary – 16.5%
Auto Components – 0.4%
Fuyao Glass Industry Group Co., Ltd. - Class A	92,700	284,230

Automobiles – 1.3%
Geely Automobile Holdings Ltd.	145,000	223,368
Guangzhou Automobile Group Co., Ltd. - Class H	810,000	814,213

		1,037,581

Hotels, Restaurants & Leisure – 2.4%
China International Travel Service Corp., Ltd. - Class A	73,000	974,829
Galaxy Entertainment Group Ltd.	48,000	300,407
Shenzhen Overseas Chinese Town Co., Ltd. - Class A	661,006	629,898

		1,905,134

Household Durables – 1.0%
Hisense Home Appliances Group Co., Ltd. - Class H	738,000	774,134

Internet & Direct Marketing Retail – 8.8%
Alibaba Group Holding Ltd. (Sponsored ADR)(a)	40,345	7,061,586

Textiles, Apparel & Luxury Goods – 2.6%
Bosideng International Holdings Ltd.	1,172,000	401,497
Li Ning Co., Ltd.	584,000	1,722,381

		2,123,878

		13,186,543

Industrials – 14.0%
Electrical Equipment – 1.6%
Luxshare Precision Industry Co., Ltd. - Class A	365,430	1,250,744

Machinery – 6.9%
Sany Heavy Industry Co., Ltd. - Class A	1,228,621	2,312,904
Weichai Power Co., Ltd. - Class A	919,596	1,488,409
XCMG Construction Machinery Co., Ltd. - Class A	581,900	348,590
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class A	1,897,671	1,404,462

		5,554,365

Company	Shares	U.S. $ Value
Road & Rail – 1.0%
Daqin Railway Co., Ltd. - Class A	764,407	$826,460

Trading Companies & Distributors – 1.4%
BOC Aviation Ltd.(b)	125,800	1,091,469

Transportation Infrastructure – 3.1%
Shenzhen Expressway Co., Ltd. - Class H	708,000	866,248
Yuexiu Transport Infrastructure Ltd.	2,026,000	1,572,858

		2,439,106

		11,162,144

Consumer Staples – 12.6%
Beverages – 7.6%
Kweichow Moutai Co., Ltd. - Class A	9,163	1,461,385
Luzhou Laojiao Co., Ltd. - Class A	67,100	907,915
Tsingtao Brewery Co., Ltd. - Class A	152,234	1,123,035
Wuliangye Yibin Co., Ltd. - Class A	132,836	2,624,873

		6,117,208

Food Products – 5.0%
COFCO Meat Holdings Ltd.(a) (b) (c)	960,000	274,915
Fujian Sunner Development Co., Ltd. - Class A	248,562	951,822
Jiangxi Zhengbang Technology Co., Ltd.	158,700	432,020
New Hope Liuhe Co., Ltd. - Class A	223,660	609,238
Wens Foodstuffs Group Co., Ltd. - Class A	143,600	832,000
WH Group Ltd.(b)	1,124,000	900,732

		4,000,727

		10,117,935

Communication Services – 11.1%
Diversified Telecommunication Services – 1.3%
China Unicom Hong Kong Ltd.	1,030,000	1,023,284

Entertainment – 1.2%
NetEase, Inc. (ADR)	3,960	1,009,800

Interactive Media & Services – 7.6%
Tencent Holdings Ltd.	147,050	6,071,038

Wireless Telecommunication Services – 1.0%
China Mobile Ltd.	95,000	786,086

		8,890,208

Real Estate – 5.3%
Real Estate Management & Development – 5.3%
China Resources Land Ltd.	230,000	932,459
CIFI Holdings Group Co., Ltd.	2,045,083	1,096,068
Poly Developments and Holdings Group Co., Ltd. - Class A	469,000	880,845
Times China Holdings Ltd.	897,000	1,363,557

		4,272,929

Company	Shares	U.S. $ Value
Utilities – 4.9%
Gas Utilities – 2.1%
China Resources Gas Group Ltd.	158,000	$779,673
ENN Energy Holdings Ltd.	78,000	888,793

		1,668,466

Independent Power and Renewable Electricity Producers – 2.8%
China Resources Power Holdings Co., Ltd.	296,000	390,473
Huaneng Lancang River Hydropower, Inc. - Class A	946,500	602,595
Huaneng Power International, Inc. - Class H	1,310,000	718,973
SDIC Power Holdings Co., Ltd. - Class A	379,500	513,628

		2,225,669

		3,894,135

Information Technology – 4.1%
Electronic Equipment, Instruments & Components – 2.2%
Accelink Technologies Co., Ltd. - Class A	99,800	398,495
Shengyi Technology Co., Ltd. - Class A	219,542	746,391
Shennan Circuits Co., Ltd. - Class A	34,200	630,218

		1,775,104

Semiconductors & Semiconductor Equipment – 0.8%
LONGi Green Energy Technology Co., Ltd. - Class A	174,900	675,818

Software – 1.1%
Shanghai Baosight Software Co., Ltd. - Class A	180,318	836,046

		3,286,968

Health Care – 4.0%
Health Care Providers & Services – 1.3%
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	571,900	1,077,973

Pharmaceuticals – 2.7%
CSPC Pharmaceutical Group Ltd.	266,000	529,994
Jiangsu Hengrui Medicine Co., Ltd. - Class A	143,348	1,603,209

		2,133,203

		3,211,176

Materials – 2.4%
Chemicals – 0.7%
Zhejiang Longsheng Group Co., Ltd. - Class A	137,600	268,137
Zhejiang Runtu Co., Ltd. - Class A	180,536	271,250

		539,387

Construction Materials – 1.7%
Anhui Conch Cement Co., Ltd. - Class A	147,950	815,134
Tangshan Jidong Cement Co., Ltd. - Class A	279,700	593,934

		1,409,068

		1,948,455

Total Common Stocks (cost $69,831,357)		76,189,478

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS – 4.7%
Investment Companies – 4.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.07%(d) (e) (f) (cost $3,771,788)	3,771,788	$3,771,788

Total Investments Before Security Lending Collateral for Securities Loaned – 99.9% (cost $73,603,145)		79,961,266

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.07%(d) (e) (f) (cost $238,080)	238,080	238,080

Total Investments – 100.2% (cost $73,841,225)(g)		80,199,346
Other assets less liabilities – (0.2)%		(172,409)

Net Assets – 100.0%		$80,026,937

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2019, the aggregate market value of these securities amounted to $2,267,116 or 2.8% of net assets.

(c)	Represents entire or partial securities out on loan.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	Affiliated investments.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of August 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,840,123 and gross unrealized depreciation of investments was $(2,482,002), resulting in net unrealized appreciation of $6,358,121.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

COUNTRY BREAKDOWN1

August 31, 2019 (unaudited)

93.3%	China
1.6%	Hong Kong
0.4%	Macau
4.7%	Short-Term

100.0%	Total Investments

1	All data are as of August 31, 2019. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

AB All China Equity Portfolio

August 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as    Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2019:

Investments in Securities	Level 1		Level 2		Level 3		Total
Assets:

Common Stocks:
Financials	$-0	-	$16,218,985		$-0	-	$16,218,985
Consumer Discretionary	7,061,586		6,124,957		-0	-	13,186,543
Industrials	-0	-	11,162,144		-0	-	11,162,144
Consumer Staples	-0	-	10,117,935		-0	-	10,117,935
Communication Services	1,009,800		7,880,408		-0	-	8,890,208
Real Estate	-0	-	4,272,929		-0	-	4,272,929
Utilities	-0	-	3,894,135		-0	-	3,894,135
Information Technology	-0	-	3,286,968		-0	-	3,286,968
Health Care	-0	-	3,211,176		-0	-	3,211,176
Materials	-0	-	1,948,455		-0	-	1,948,455
Short-Term Investments:
Investment Companies	3,771,788		-0	-	-0	-	3,771,788
Investments of Cash Collateral for
Securities Loaned in Affiliated
Money Market Fund	238,080		-0	-	-0	-	238,080

Total Investments in Securities	12,081,254		68,118,092	+	-0	-	80,199,346
Other Financial Instruments*	-0	-	-0	-	-0	-	-0	-

Total	$12,081,254		$68,118,092		$-0	-	$80,199,346

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2019 is as follows:

Fund	Market Value 11/30/2018 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/2019 (000)	Dividend Income (000)
Government Money Market Portfolio	$607		$29,602	$26,437	$3,772	$27
Government Money Market Portfolio*	-0	-	1,601	1,363	238	2

Total					$4,010	$29

*	Investments of cash collateral for securities lending transactions.